LOANS (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unpaid Contractual Principal Balance	$ 38,990,435	$ 21,124,616
Recorded Investment With No Allowance	34,717,598	10,620,567
Recorded Investment With Allowance	4,272,836	10,096,399
Total Recorded Investment	38,990,435	20,716,966
Related Allowance	1,547,657	1,996,935
Average Recorded Investment	40,127,336	20,071,170
Interest Income Recognized	1,850,050	792,725
Commercial Real Estate [Member]
Unpaid Contractual Principal Balance	21,618,890	8,405,656
Recorded Investment With No Allowance	18,804,478	6,404,447
Recorded Investment With Allowance	2,814,412	1,593,560
Total Recorded Investment	21,618,890	7,998,006
Related Allowance	785,878	423,093
Average Recorded Investment	22,501,842	6,880,651
Interest Income Recognized	1,119,715	375,203
Residential Mortgage [Member]
Unpaid Contractual Principal Balance	3,367,827	618,206
Recorded Investment With No Allowance	2,362,062	0
Recorded Investment With Allowance	1,005,765	618,206
Total Recorded Investment	3,367,827	618,206
Related Allowance	403,475	113,000
Average Recorded Investment	3,388,867	618,835
Interest Income Recognized	157,595	10,294
Construction and Land Development [Member]
Unpaid Contractual Principal Balance	4,877,868	3,130,466
Recorded Investment With No Allowance	4,877,868	1,716,915
Recorded Investment With Allowance	0	1,413,550
Total Recorded Investment	4,877,868	3,130,466
Related Allowance	0	100,000
Average Recorded Investment	4,792,982	3,193,938
Interest Income Recognized	276,260	84,107
Home Equity and Second Mortgage [Member]
Unpaid Contractual Principal Balance	291,000	42,340
Recorded Investment With No Allowance	291,000	0
Recorded Investment With Allowance	0	42,340
Total Recorded Investment	291,000	42,340
Related Allowance	0	42,340
Average Recorded Investment	221,000	42,340
Interest Income Recognized	6,783	0
Commercial Equipment [Member]
Unpaid Contractual Principal Balance	4,421	129,876
Recorded Investment With No Allowance	0	129,876
Recorded Investment With Allowance	4,421	0
Total Recorded Investment	4,421	129,876
Related Allowance	4,421	0
Average Recorded Investment	5,112	147,035
Interest Income Recognized	318	8,905
Commercial Loan [Member]
Unpaid Contractual Principal Balance	8,778,681	8,798,072
Recorded Investment With No Allowance	8,330,442	2,369,329
Recorded Investment With Allowance	448,238	6,428,743
Total Recorded Investment	8,778,681	8,798,072
Related Allowance	353,883	1,318,502
Average Recorded Investment	9,153,074	9,188,371
Interest Income Recognized	284,095	314,216
Consumer Loan [Member]
Unpaid Contractual Principal Balance	51,748
Recorded Investment With No Allowance	51,748
Recorded Investment With Allowance	0
Total Recorded Investment	51,748
Related Allowance	0
Average Recorded Investment	64,459
Interest Income Recognized	$ 5,284